COMMITMENTS AND CONTINGENCIES (Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies [Line Items]
2017	$ 330
2018	110
Operating Leases, Future Minimum Payments Due, Total	$ 440